SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On July 11, 2025, the Company filed a Form S-1 registration statement with the U.S. Securities and Exchange Commission (“SEC”) (File No. 333-288626) to register the offering of its common stock. The registration statement was filed to enable the Company to raise additional capital for growth initiatives, working capital, and general corporate purposes.

The S-1 filing represents a significant step in the Company’s capital markets strategy, with the potential for a public offering of securities upon SEC effectiveness. As of the filing date of this Form 10-Q, the S-1 has not yet been declared effective by the SEC, and no securities have been issued or sold under the registration statement.

Management evaluated all other subsequent events through the date these financial statements were issued and concluded that there were no other events requiring adjustment to or disclosure in the condensed consolidated financial statements.

NOTE 12 – SUBSEQUENT EVENTS

In February 2025, the Company announced a 4-to-1 reverse stock split effective February 11, 2025, as part of its strategy to uplist to a national securities exchange. The move aims to increase the company’s share price to meet national exchange listing requirements and attract institutional investors.

Under the reverse split, every four shares of outstanding common stock will be converted into one share. Shareholders entitled to fractional shares will receive one full share instead, and no action is required from shareholders as changes will be automatically reflected in their accounts.

On March 21, 2025, the Board of Directors of Eva Live Inc. approved the dismissal of Michael Gillespie & Associates, PLLC (“Gillespie”) as the Company’s independent registered public accounting firm. Gillespie had been engaged on May 5, 2024, but had not yet completed any audit reports for the Company.

The Company determined that it was in the best interest of the Company and its shareholders to make this change due to delays in the commencement of the audit and the auditor’s requests for documentation that the Company believes were beyond the customary scope necessary for the engagement.

On March 21, 2025, the Company engaged Olayinka Oyebola & Co. (“Olayinka”) as its independent registered public accounting firm for the fiscal year ending 2023 and 2024. The selection of Olayinka was based on its ability to meet the Company’s reporting requirements and its alignment with the Company’s needs. Olayinka is a member of the Public Company Accounting Oversight Board (PCAOB) in the United States and a member of the Canadian Public Accountability Board (CPAB) in Canada.

On April 03, 2025, the Board of Directors of Eva Live Inc. approved the dismissal of Olayinka Oyebola & Co. (“Olayinka”) as its independent registered public accounting firm for the fiscal year ending 2023 and 2024 due to recent changes in Olayinka’s status by OTC Markets Group as a Prohibited Service Provider. Olayinka was only retained by the Company for less than a month, and no reports were filed with the SEC.

On April 03, 2025, the Company engaged Lao Professionals (“LAO”) as its independent registered public accounting firm for the fiscal year ending 2023 and 2024. The selection of LAO was based on its ability to meet the Company’s reporting requirements and its alignment with the Company’s needs.